C/K 876798

For Internal Use Only
SEC File No. 9-01821

Submit 1 Original
and 9 Copies

07071085

Estimated ... per response: ...12.00

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

SECURITIES ... RECEIVED MAY 23 ... DIVISION OF ... REGULATION

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I Initial Listing Report

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
Philadelphia Stock Exchange, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Open-end Management Investment Company

3. Class of New Derivative Securities Product:
Index Fund Shares

4. Name of Underlying Instrument:
S&P Metals and Mining Select Industry Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Narrow-Based

6. Ticker Symbol(s) of New Derivative Securities Product:
XME

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
New York Stock Market, American Stock Market, Nasdaq Stock Market

8. Settlement Methodology of New Derivative Securities Product:
Regular way trades settle on T+3/Book entry only held in DTC

9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

PROCESSED
JUL 23 2007
THOMSON
FINANCIAL

Part II Execution

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Walt Smith

Title:
Vice President, Listings and Projects

Telephone Number:
(215) 496-5532

Manual Signature of Official Responsible for Form:

Date:
5/21/07

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAY 23 ...

SEC 2449 (6-01)

PHLX
PHILADELPHIA STOCK EXCHANGE

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
MAY 23 2007
DIVISION OF MARKET REGULATION

May 21, 2007

Ms. Gail Jackson
Division of Market Regulation
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20059

Re: Form 19b-4(e) – Selected ETFs

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) under the Securities Exchange Act of 1934, the Philadelphia Stock Exchange, Inc. submits the attached originals and nine copies relating to the trading of the following ETFs:

ETF	**Symbol**
SPDR S&P Metals & Mining ETF	XME
iShares Russell 3000 Index Fund	IWV

If you have any questions regarding this filing, please do not hesitate to call me at (215) 496-5162.

Sincerely,

John Dayton
Director and Counsel

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAY 23 2007

END